BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' deficit	$ 6,735	$ 4,487
Working capital	21,303
Provision for litigation	$ 22,193	$ 22,162